1401 Eye Street NW, Suite 800, Washington, DC 20005 • (202) 783-3300

August 22, 2025	Shashi Khiani (202) 626-8312 (202) 379-3543 Fax skhiani@polsinelli.com

United States Securities and Exchange Commission Division of Corporation Finance Office of Trade & Services 100 F Street, N.E. Washington, D.C. 20549

Re:	FiscalNote Holdings, Inc. (the “Company”) Registration Statement on Form S-3 Filed August 22, 2025 (the “Registration Statement”)

Ladies and Gentlemen:

In connection with your review of the Registration Statement, this letter is intended to supplementally advise the staff of the Division of Corporation Finance (the “Staff”) as to why the number of shares registered for resale on behalf of the selling stockholder named in the preliminary prospectus forming a part of the Registration Statement differs from the number of shares reflected in the Exhibit 107 fee table presented in the filing. As previously reported, the Company agreed with the selling stockholder to register 85,000,000 shares for resale pursuant to the Registration Statement. The Exhibit 107 fee table reflects that agreement, and calculates the registration fee pursuant to Rule 457(c) based on that number of shares. Earlier today, the Company announced that its board of directors has approved a 1-for-12 reverse stock split (the “Reverse Split”) to be effective at 4:30 p.m. Eastern Time on August 29, 2025 (the “Effective Time”). The form of the certificate of amendment to the Company’s certificate of incorporation expected to be filed to effectuate the Reverse Split has been filed as Exhibit 4.2 to the Registration Statement. To avoid confusion in the market, and because the Company does not anticipate requesting effectiveness of the Registration Statement prior to the Effective Time, the Company has presented substantially all share information in the preliminary prospectus on a split-adjusted basis, including on the cover page of the preliminary prospectus.

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polsinelli.com

August 22, 2025

Should you have any additional questions relating to any of the foregoing, please contact Kevin Vold of Polsinelli PC at (202) 636-8357 or the undersigned at (202) 626-8312.

Sincerely,

/s/ Shashi Khiani

Polsinelli PC

cc:	Todd Aman, FiscalNote Holdings, Inc.

Kevin Vold, Polsinelli PC